Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 4,564,269	¥ 4,115,988
Marketable equity securities included in investment in equity method investees, aggregated market values	7,461,707	6,263,733
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 8,177	19,978	¥ 58,061
Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Ownership percentage	23.47%
Marketable equity securities
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 3,885,529	3,527,197
Marketable equity securities | Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	3,247,891	2,949,649
Marketable equity securities | Morgan Stanley MUFG Securities, Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 195,614	¥ 183,423